LVIP Dimensional International Equity Managed Volatility Fund
(Standard and Service Class)
Summary Prospectus
May 1, 2026

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.LincolnFinancial.com/lvip. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462). The Fund’s Prospectus and Statement of Additional Information, both dated May 1, 2026, are incorporated by reference into this Summary Prospectus.
Investment Objective
The investment objective of the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Standard Class	Service Class
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.43%	0.43%
Total Annual Fund Operating Expenses (including AFFE)[1]	0.75%	1.00%
1
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years	10 years
Standard Class	$77	$240	$417	$930
Service Class	$102	$318	$552	$1,225
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
LVIP Dimensional International Equity Managed Volatility Fund1

Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”). Along with pursuing its investment objective, the Fund seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.
The Underlying Funds include funds advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”), or feeder funds that invest substantially all of their assets in a master fund (which invests directly in securities or other investments and would also be classified as an Underlying Fund of the Fund). The Fund allocates to Underlying Funds, including but not limited to, LVIP Dimensional International Core Equity Fund (in an amount that is approximately 50% of the portion of the Fund’s assets not subject to the overlay), and DFA International Value Portfolio (in an amount that is approximately 50% of the portion of the Fund’s assets not subject to the overlay). Allocations to the Underlying Funds are subject to change at the discretion of the Adviser.
International Equity Strategy. Under normal circumstances, the Fund, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities, including income producing and non-income producing stocks, of non-U.S. companies in developed markets. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Underlying Funds may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Underlying Funds also may use derivatives, such as futures contracts and options on futures contracts for non-U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain Underlying Funds may lend their portfolio securities to generate additional income.
Certain Underlying Funds purchase a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the international universe. For purposes of such Underlying Funds, the Underlying Funds’ managers define the international universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by management of such Underlying Funds. Certain Underlying Funds increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of such Underlying Fund’s assets to the largest growth companies relative to their weight in the international universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.
On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will also periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as sub-adviser and sub-sub-adviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions, it is expected that less than 10% of the Fund’s net assets will be used for this strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.
Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall net risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders will seek to manage currency risk involved in foreign futures contracts by buying or selling (shorting) foreign currency derivatives (futures and/or forwards). Schroders’ investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures may fluctuate frequently based upon market conditions.
Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.
2LVIP Dimensional International Equity Managed Volatility Fund

Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.
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Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.
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Stock/Equity Investing Risk. Stocks and other equities generally fluctuate in value more than bonds and may decline significantly over short time periods. Equity prices overall may decline because stock markets tend to move in cycles, with periods of rising and falling prices.
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Fund of Funds Risk. The Fund bears all risks associated with the investment strategies of its Underlying Funds, including the possibility that an Underlying Fund may not achieve its investment objective, which could negatively affect the Fund’s performance. In addition, among other risks, the Fund indirectly pays a proportional share of the fees and expenses of each Underlying Fund.
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Investments in Affiliated Funds Risk. Along with the general fund of funds risk, the Adviser is subject to a conflict of interest in selecting Underlying Funds, as it also serves as the investment adviser to most, if not all, of the Underlying Funds in which the Fund invests its assets. The Adviser will earn management fees related to the Fund’s investment in such Underlying Funds. However, the Adviser is a fiduciary and is legally obligated to act in the Fund’s best interests when selecting Underlying Funds.
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Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.
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Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.
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Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
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Small- and Medium-Cap Company Risk. The value of securities issued by small- and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. Small- and medium-sized companies also may be subject to interest rate risk, which is generally associated with fixed income securities, because these companies often borrow money to finance their operations; therefore, they may be adversely affected by rising interest rates.
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Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
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Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
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Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. In addition, certain foreign countries may be subject to terrorism, governmental collapse, regional conflicts and war, which could negatively impact investments in those countries.
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Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the regions or countries in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
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Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
LVIP Dimensional International Equity Managed Volatility Fund3

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Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts or Global Depositary Receipts. Depositary receipts are subject to the risks usually associated with foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, depositary receipt holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.
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Securities Lending Risk. An underlying fund may lend portfolio securities to generate additional income, but is subject to the risk that the borrower may fail to return the securities in a timely manner, or at all. An underlying fund may lose money if it does not recover the securities it lends. An underlying fund may also lose money if the value of the collateral posted for the loan declines.
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Derivatives Risk. Derivatives or other similar instruments (referred to collectively as “derivatives”), such as futures, forwards, options, swaps, structured securities and other similar instruments, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include liquidity risk, which refers to the potential inability to terminate or sell derivative positions and for derivatives to create margin delivery or settlement payment obligations for the Fund. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivatives that involve a small initial investment relative to the investment risk assumed can magnify or otherwise increase investment losses. This is referred to as financial “leverage” due to the potential for greater investment loss. Derivatives are also subject to operational and legal risks.
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Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
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Managed Volatility Strategy Risk. The success of the Fund’s managed volatility strategy depends in part on Schroders’ ability, as the overlay manager, to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The managed volatility strategy may depend upon one or more of the overlay manager’s proprietary forecasting models and information and data from one or more third parties to support the proprietary forecasting models. There is no guarantee that the models or the data the models are based on will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain underlying markets as a result of reliance on these models. The Fund’s performance also may be impacted by the Fund’s use of short or long futures positions to implement the managed volatility strategy. Certain markets could negatively impact the success of the risk management strategy, such as rapidly and unpredictably changing markets, “v-shaped” markets (a sharp market sell-off followed by a strong rally retracing such sell-off), or other extreme or disrupted markets, each of which could cause the Fund to be invested in the underlying market when it declines or to be uninvested when the underlying market appreciates. Schroders seeking to manage currency risk could result in losses if currencies do not perform as expected.
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Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
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Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
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Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Actions by governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. The Fund may have to sell a security at a disadvantageous time or price to meet such obligations. The Fund’s liquidity risk management program requires that the Fund invest no more than 15% of its net assets in illiquid investments.
4LVIP Dimensional International Equity Managed Volatility Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

Highest Quarterly Return	Q4 2020	19.47%
Lowest Quarterly Return	Q1 2020	(31.88%)
The Fund’s performance prior to April 30, 2013 does not reflect the impact of the managed volatility strategy, which was implemented on that date and is currently used by the Fund.
Average Annual Total Returns for periods ended 12/31/25

	1 year	5 years	10 years
LVIP Dimensional International Equity Managed Volatility Fund – Standard Class	35.09%	11.09%	7.16%
LVIP Dimensional International Equity Managed Volatility Fund – Service Class	34.75%	10.81%	6.89%
Morningstar Global Markets ex-US Index (reflects no deductions for fees, expenses or taxes)	31.60%	7.78%	8.52%
Investment Adviser and Sub-Adviser
Investment Adviser: Lincoln Financial Investments Corporation (“LFI”)
Investment Sub-Adviser: Schroder Investment Management North America Inc. (“SIMNA”)
Portfolio Managers

LFI Portfolio Managers	Company Title	Experience with Fund
Maria Ma, CFA	Vice President and Managing Director	Since June 2018
Alex Zeng, Ph.D., CFA, CAIA	Vice President and Managing Director	Since November 2016

SIMNA Portfolio Managers	Company Title	Experience with Fund
Marcus Durell	Head of Risk Managed Investments of Portfolio Management	Since May 2020
Mallory Timmermans	Head of RMI Portfolio Management	Since February 2024
LVIP Dimensional International Equity Managed Volatility Fund5

Purchase and Sale of Fund Shares
Fund shares are available as underlying investment options for variable life insurance and variable annuity products issued by The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and unaffiliated insurance companies. These insurance companies are the record owners of the separate accounts holding the Fund’s shares. You do not buy, sell or exchange Fund shares directly – you choose investment options through your variable annuity contract or variable life insurance policy. The insurance companies then cause the separate accounts to purchase and redeem Fund shares according to the investment options you choose. Fund shares also may be available for investment by certain funds of the Lincoln Variable Insurance Products Trust.
Tax Information
In general, contract owners are taxed only on Fund amounts they withdraw from their variable accounts. Contract owners should consult their contract Prospectus for more information on the federal income tax consequences to them regarding their indirect investment in the Fund. Contract owners also may wish to consult with their own tax advisors as to the tax consequences of investments in variable contracts and the Fund, including application of state and local taxes.
Payments to Broker-Dealers and other Financial Intermediaries
Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of Fund shares and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts that offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts that offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments, if any. Ask your salesperson or visit your financial intermediary's website for more information.
6LVIP Dimensional International Equity Managed Volatility Fund